Operating facility and loan and derivative assets and liabilities	12 Months Ended
Jun. 30, 2022
Operating facility and loan and derivative assets and liabilities
Operating facility and loan and derivative assets and liabilities

15.Operating facility and loan and derivative assets and liabilities

(a)Operating facility and loan

(i)	The Company entered into a new loan facility with two banks and drew down the first tranche of $34,800 (CAD$45,699) on October 18, 2019. This new loan facility was used to pay down and close all existing loans and to fund part of the purchase of VoIP Innovations LLC. This term facility is repayable over six years on a straight-line basis.

The interest rates charged are based on Prime rate, US Base rate, London Inter-Bank Offered Rate (LIBOR) or Canadian Dollar Offered Rate (CDOR) plus the applicable margin. Under the terms of these term facilities, the Company may convert the loans from variable to a fixed loan. The Company is required to lock in the interest rate on one half of the term loan within three months of each draw down. On January 21, 2020, the Company converted its US Base Rate loan to a one-month LIBOR loan plus the credit spread based on the syndicated loan agreement entered on October 18, 2019. Separately, as required under the agreement, the Company locked in half of the original loan amount by entering a 5-year interest rate credit swap with the two banks for $8,700 each. On March 28, 2022 the credit agreement was amended and the LIBOR rate was replaced with the Secured Overnight Financing Rate (SOFR). The repayment schedule for the loan has not been impacted by these changes. The swaps together with protection against the 0% LIBOR floor have effectively converted one half of the variable LIBOR rate to a fixed loan of approximately 4.2% for five years of the six-year remaining balance on the loan. The repayment schedule for the loan has not been impacted by either of these changes. The balance outstanding against this term loan facility as of June 30, 2022 is $18,850(June 30, 2021 – $24,650 and July 1, 2020 – $30,450). As at June 30, 2022, term loan facility balance of $5,800 (June 30, 2021 and July 1, 2020 – $5,800, respectively) is classified as current and $13,050 (June 30, 2021 - $18,850 and July 1, 2020 – $24,650) as long-term in the consolidated statements of financial position.

(ii)	The Company also had revolving credit facilities which included a committed revolving credit facility for up to CAD $8,000 and a committed swingline credit facility for up to CAD $2,000 both of which may be used for general business purposes. On April 3, 2020, the Company drew down $1,300 (CAD $1,838) on the swingline credit facility available under the Credit Agreement. On April 17, 2020, the Company drew down $5,300 (CAD $7,440) from the revolving credit facility. During August 2020, the Company paid back in full the outstanding amounts on the swingline credit facility and the revolving credit facility. Both facilities remain fully available to the Company.
(iii)	On March 31, 2021, the Company amended its term loan facility with its lenders and drew down an additional $52,500 to fund part of the acquisition of StarBlue Inc. At the time of the draw down of the additional amounts, the following amendments were made to the agreement:
●	The provision for additional funding related to VoIP Innovations under the original agreement was no longer necessary and has been cancelled.
●	The swingline facility was converted from CAD $2,000 to USD $1,500
●	The revolver facility was converted from CAD $8,000 to USD $6,000
●	The debt to equity ratio calculation now allows the Company to offset up to $10,000 of unrestrained funds against the outstanding amount of the debt.

The interest rates charged continue to be based on Prime rate, US Base rate, London Inter-Bank Offered Rate (LIBOR) or Canadian Dollar Offered Rate (CDOR) plus the applicable margin until March 28, 2022 when the LIBOR rate was replaced with the Secured Overnight Financing Rate (SOFR). The incremental draw is repayable, on a straight-line basis, through quarterly payments of $2,188 and is due to mature on October 18, 2024. As at June 30, 2022, $8,750 (June 30,2021 - $8,750 and July 1, 2020 – $nil) of the incremental facility is classified as current and $32,812 (June 30, 2021 - $41,563 and July 1, 2020 – $nil) is classified as long-term in the consolidated statements of financial position.

15.Operating facility and loan and derivative assets and liabilities (continued)

(a)Operating facility and loan (continued)

(iv)	On March 28, 2022, the Company amended its term loan facility with its lenders and drew down an additional $45,000 to fund part of the acquisition of NetFortris Corporation. At the time of the draw down of the additional amounts, the following amendments were made to the agreement:

The interest rates charged is based on Prime Rate Loans, US Base Rate Loans, US Prime Rate Loans, Secured Overnight Financing Rate (SOFR) or Canadian Dollar Offered Rate (CDOR) plus the applicable margin. The incremental draw is repayable, on a straight-line basis, through quarterly payments of $1,875 and is due to mature on March 28, 2027. On June 28, 2022, the Company amended its term loan facility with its lenders, the amended repayment for the first twelve quarterly payments of $788 and $2,963 thereafter. As at June 30, 2022, $3,150 (June 30, 2021 and July 1, 2020 – $nil, respectively) of the incremental facility is classified as current and $41,063 (June 30, 2021 and July 1, 2020 – $nil, respectively) is classified as long-term in the consolidated statements of financial position.

For the year ended June 30, 2022, the Company incurred interest costs to service the borrowing facilities in the amount of $2,635 (June 30, 2021 - $1,572). During the year ended June 30, 2022, the Company borrowed $45,000 (June 30, 2021 - $52,500) in operating facility and loans and repaid $15,338 (June 30, 2021 - $14,588).

Under its credit agreements with its lenders, the Company must satisfy certain financial covenants, principally in respect of total funded debt to earnings before interest, taxes and amortization (“EBITDA”), and debt service coverage ratio. As at June 30, 2022, June 30, 2021, and July 1, 2020 the Company was in compliance with all covenants related to its credit agreements.

(b) Derivative assets and liabilities

The Company uses derivative financial instruments to hedge its exposure to interest rate risks. All derivative financial instruments are recognized as either assets or liabilities at fair value on the consolidated statements of financial position. Upon entering into a hedging arrangement with an intent to apply hedge accounting, the Company formally documents the hedge relationship and designates the instrument for financial reporting purposes as a fair value hedge, a cash flow hedge, or a net investment hedge. When the Company determines that a derivative financial instrument qualifies as a cash flow hedge and is effective, the changes in fair value of the instrument are recorded in accumulated other comprehensive income (loss), net of tax in the consolidated statements of financial position and will be reclassified to earnings when the hedged item affects earnings.

15.Operating facility and loan and derivative assets and liabilities (continued)

(b) Derivative assets and liabilities (continued)

On January 21, 2020, the Company converted its US Base Rate loan to a one-month LIBOR loan plus the credit spread based on the syndicated loan agreement entered into on October 18, 2019. Separately, as required under the agreement, the Company locked in half of the original loan amount by entering into a 5-year interest rate credit swap with the two banks for $8,700 each to manage its exposure to changes in LIBOR-based interest rates. The interest rate swap hedges the variable cash flows associated with the borrowings under the loan facility, effectively providing a fixed rate of interest for five years of the six-year loan term.

The interest rate swap arrangement with two banks became effective on January 31, 2020, with a maturity date of December 31, 2024. The notional amount of the swap agreement at inception was $17,400 and decreases in line with the term of the loan facility. Effective March 31, 2022, Sangoma US Inc. entered into a fixed rate swap transaction worth $43,750 over a five year period and terminating on February 28, 2027. As of June 30, 2022, the notional amount of the interest rate swap was $51,397 (June 30, 2021 – $12,861 and July 1, 2020 – $15,887). The interest rate swap has a weighted average fixed rate of 1.80% (June 30, 2021 – 1.65% and July 1, 2020 – 1.65%) and have been designated as an effective cash flow hedge and therefore qualifies for hedge accounting.

As at June 30, 2022, the fair value of the interest rate swap assets net were valued at $1,348 (June 31, 2021 and July 1, 2020 liabilities were valued at $333 and $585, respectively) and were recorded as derivative assets (liabilities) in the consolidated statements of financial position.

For the year ended June 30, 2022, the change in fair value of the interest rate swaps, net of tax, was a gain of $1,172 (June 30, 2021 – $252) was recorded in other comprehensive income (loss) in the consolidated statements of income (loss) and comprehensive income (loss). The fair value of interest rate swap is determined based on the market conditions and the terms of the interest rate swap agreement using the discounted cash flow methodology. Any differences between the hedged SOFR rate and the fixed rate are recorded as interest expense on the same period that the related interest is recorded for the loan facility based on the SOFR rate.